Financial risk management (Schedule of Currency Risks) (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $ $ / $	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CAD ($) $ / $ $ / $	Dec. 31, 2018 MXN ($) $ / $ $ / $
Non-Hedge Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 120,000
Foreign exchange rates | $ / $	20.46			20.46	20.46
Approximate value of currency expected to be settled in first half of 2019	$ 5,900
Realized gains on forward exchange contracts	200
Risk from currency fluctuations recognized in net earnings or other comprehensive income			$ 122,500
Unrealized gains on forward exchange contracts	100
Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income	$ 6,000
Foreign exchange rates | $ / $	19.96			19.96	19.96
Currency risk [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss		$ 752
Approximate impact of exchange rate fluctuations on other comprehensive loss		$ 110
Foreign exchange rates | $ / $	1.36			1.36	1.36
Currency risk [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss			1,879
Approximate impact of exchange rate fluctuations on other comprehensive loss			$ (135)
Foreign exchange rates | $ / $	19.68			19.68	19.68
Currency risk [Member] | Cash and Cash Equivalents [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income				$ 105
Currency risk [Member] | Cash and Cash Equivalents [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 100
Currency risk [Member] | Trade and other receivables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income				38
Currency risk [Member] | Trade and other receivables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					1,484
Currency risk [Member] | Trade and Other Payables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income				$ 1,334
Currency risk [Member] | Trade and Other Payables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 6,351